Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Uncertain tax positions	$ 0		$ 0		$ 0			$ 0
Impairment of long-lived assets								0		$ 0
Advertising costs	$ 0	$ 0			$ 0	$ 0		$ 0		$ 0
QDM Holdings Limited [Member]
Uncertain tax positions							$ 0		$ 0
Exchanges rates used for translation	7.8000		7.8000		7.8000		7.8000
Provision for doubtful accounts			$ 0	$ 0			$ 0		0
Impairment of long-lived assets			$ 0	$ 0			$ 0		$ 0
Concentration Risk, Percentage							77.00%		92.10%